JPMorgan Investor Conservative Growth Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
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© J.P. Morgan Chase & Co., 2023.

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 87.7%
Alternative Assets — 1.0%
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	4,218	39,184
Fixed Income — 62.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	131,608	1,288,438
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	83,486	574,385
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,733	38,314
JPMorgan Government Bond Fund Class R6 Shares (a)	4,637	42,100
JPMorgan High Yield Fund Class R6 Shares (a)	17,923	110,227
JPMorgan Income Fund Class R6 Shares (a)	31,246	251,839
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	8,618	76,444
Total Fixed Income		2,381,747
International Equity — 4.3%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	2,011	55,962
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,042	45,452
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	1,021	28,753
JPMorgan International Equity Fund Class R6 Shares (a)	1,868	32,302
Total International Equity		162,469
U.S. Equity — 19.9%
JPMorgan Equity Income Fund Class R6 Shares (a)	3,946	84,683
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	1,953	108,980
JPMorgan Large Cap Value Fund Class R6 Shares (a)	2,907	52,005
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,285	54,684
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	354	17,796
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,250	29,690
JPMorgan U.S. Equity Fund Class R6 Shares (a)	7,731	149,444
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	1,515	89,618
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	2,547	84,617
JPMorgan Value Advantage Fund Class R6 Shares (a)	2,487	85,616
Total U.S. Equity		757,133
Total Investment Companies (Cost $3,375,310)		3,340,533
Exchange-Traded Funds — 11.3%
Fixed Income — 6.0%
JPMorgan Limited Duration Bond ETF (a)	4,578	228,440
International Equity — 3.9%
JPMorgan International Research Enhanced Equity ETF (a)	2,761	150,095
U.S. Equity — 1.4%
JPMorgan Market Expansion Enhanced Equity ETF (a)	1,058	51,294
Total Exchange-Traded Funds (Cost $388,492)		429,829

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.1%
Investment Companies — 1.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b) (Cost $42,179)	42,179	42,179
Total Investments — 100.1% (Cost $3,805,981)		3,812,541
Liabilities in Excess of Other Assets — (0.1)%		(2,517)
NET ASSETS — 100.0%		3,810,024

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,812,541	$—	$—	$3,812,541

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,290,115	$90,391	$38,616	$(9,065)	$(44,387)	$1,288,438	131,608	$12,861	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	572,357	37,874	11,314	(2,925)	(21,607)	574,385	83,486	6,329	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	39,350	639	—	—	(1,675)	38,314	6,733	639	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	60,185	—	—	—	(4,223)	55,962	2,011	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	47,186	—	—	—	(1,734)	45,452	3,042	—	—
JPMorgan Equity Income Fund Class R6 Shares (a)	89,410	535	1,990	(63)	(3,209)	84,683	3,946	535	—
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	30,559	—	—	—	(1,806)	28,753	1,021	—	—
JPMorgan Government Bond Fund Class R6 Shares (a)	43,458	305	—	—	(1,663)	42,100	4,637	304	—
JPMorgan High Yield Fund Class R6 Shares (a)	117,739	1,836	8,683	(1,408)	743	110,227	17,923	1,837	—
JPMorgan Income Fund Class R6 Shares (a)	266,421	3,571	15,270	(2,620)	(263)	251,839	31,246	3,570	—
JPMorgan International Equity Fund Class R6 Shares (a)	34,619	—	—	—	(2,317)	32,302	1,868	—	—
JPMorgan International Research Enhanced Equity ETF (a)	157,714	—	—	—	(7,619)	150,095	2,761	—	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	121,874	—	8,802	3	(4,095)	108,980	1,953	—	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	56,157	277	2,423	55	(2,061)	52,005	2,907	277	—
JPMorgan Limited Duration Bond ETF (a)	—	235,460	10,495	(230)	3,705	228,440	4,578	834	—
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	319,267	962	316,960	(2,627)	(642)	—	—	962	—
JPMorgan Market Expansion Enhanced Equity ETF (a)	54,664	—	1,603	170	(1,937)	51,294	1,058	—	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a) *	63,080	—	5,217	(1,030)	(2,149)	54,684	1,285	—	—
JPMorgan Realty Income ETF (a)	4,589	—	4,652	(543)	606	—	—	—	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	80,105	687	3,910	(417)	(21)	76,444	8,618	687	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	19,712	—	807	(225)	(884)	17,796	354	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	30,809	220	—	—	(1,339)	29,690	1,250	220	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	161,741	430	8,028	4,056	(8,755)	149,444	7,731	430	—
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	101,082	—	8,807	196	(2,853)	89,618	1,515	—	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	40,895	148,390	147,106	—	—	42,179	42,179	584	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	92,922	279	6,027	831	(3,388)	84,617	2,547	279	—

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	$40,946	$414	$1,577	$(175)	$(424)	$39,184	4,218	$416	$—
JPMorgan Value Advantage Fund Class R6 Shares (a)	90,575	—	2,827	16	(2,148)	85,616	2,487	—	—
Total	$4,027,531	$522,270	$605,114	$(16,001)	$(116,145)	$3,812,541		$30,764	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.
*	Non-income producing security.